RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

Mr. Garth McIntosh, the Company's Chairman of the Board, Chief Executive Officer and President, is also a majority shareholder of ICBS Ltd. which is the largest shareholder of Canwealth Minerals Corporation. As of September 30, 2013 and December 31, 2012, the Company has taken loans from shareholders of $67,672 and $80,474, respectively. No formal repayment terms or arrangements existed. The above loans are non-interest bearing and payable on demand.

ICBS Ltd. gave a loan to the Company and also transferred assets worth $46,644 (net of sale to ICBS Ltd. of $5,334 during the nine months ended September 30, 2013) as of September 30, 2013. As of September 30, 2013, the Company acquired intangible assets of $23,688 through loans from related parties.

NOTE 7 - RELATED PARTY TRANSACTIONS

Mr. Garth McIntosh, the Company's Chairman of the Board, Chief Executive Officer and President, is also a majority shareholder of ICBS Ltd. which is the largest shareholder of Canwealth Minerals Corporation. As of December 31, 2012 and 2011, the Company has taken loans from shareholders of $80,474 and $90,984, respectively. No formal repayment terms or arrangements existed. The above loans are non-interest bearing and payable on demand.

ICBS Ltd. has given a loan to the Company and also transferred the assets worth $51,960 as of December 31, 2012. As of December 31, 2012, the Company acquired intangible asset of $13,138 through loans from related parties.